Accounts receivable, net - Schedule of Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable, gross	€ 1,313.1	€ 1,791.9
Allowance for credit losses	(2.8)	(5.1)
Accounts receivable, net	€ 1,310.3	€ 1,786.8